UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     January 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $196,444 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      621    32977 SH       SOLE                        0        0    32977
ISHARES GOLD TRUST             ISHARES          464285105      374    23405 SH       SOLE                        0        0    23405
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      510    15221 SH       SOLE                        0        0    15221
ISHARES TR                     BARCLY USAGG B   464287226     3429    31018 SH       SOLE                        0        0    31018
ISHARES TR                     BARCLYS TIPS BD  464287176     1749    14873 SH       SOLE                        0        0    14873
ISHARES TR                     DJ SEL DIV INX   464287168      593    10979 SH       SOLE                        0        0    10979
ISHARES TR                     MSCI EAFE INDEX  464287465    11704   235966 SH       SOLE                        0        0   235966
ISHARES TR                     RUSL 2000 VALU   464287630      803    11831 SH       SOLE                        0        0    11831
ISHARES TR                     RUSSELL 1000     464287622     1856    26003 SH       SOLE                        0        0    26003
ISHARES TR                     RUSSELL MIDCAP   464287499     2187    21543 SH       SOLE                        0        0    21543
ISHARES TR                     RUSSELL1000VAL   464287598     1172    17916 SH       SOLE                        0        0    17916
ISHARES TR                     S&P 500 INDEX    464287200    18972   146504 SH       SOLE                        0        0   146504
ISHARES TR                     S&P 500 VALUE    464287408    18826   313772 SH       SOLE                        0        0   313772
ISHARES TR                     S&P MIDCAP 400   464287507    21940   242247 SH       SOLE                        0        0   242247
ISHARES TR                     S&P NA NAT RES   464287374     1031    26666 SH       SOLE                        0        0    26666
ISHARES TR                     S&P SH NTL AMTFR 464288158     1140    10580 SH       SOLE                        0        0    10580
ISHARES TR                     S&P SMLCAP 600   464287804      761    10804 SH       SOLE                        0        0    10804
ISHARES TR                     S&P SMLCP VALU   464287879     9125   125580 SH       SOLE                        0        0   125580
JPMORGAN CHASE & CO            COM              46625H100      604    16813 SH       SOLE                        0        0    16813
LINCOLN NATL CORP IND          COM              534187109     2439   115742 SH       SOLE                        0        0   115742
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      459    14018 SH       SOLE                        0        0    14018
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1215    23719 SH       SOLE                        0        0    23719
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      956    43596 SH       SOLE                        0        0    43596
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1765    13703 SH       SOLE                        0        0    13703
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     2112    69509 SH       SOLE                        0        0    69509
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     3705    63414 SH       SOLE                        0        0    63414
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1805    46774 SH       SOLE                        0        0    46774
SPDR SERIES TRUST              DJ REIT ETF      78464A607    10380   159970 SH       SOLE                        0        0   159970
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375      955    28546 SH       SOLE                        0        0    28546
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      278    11395 SH       SOLE                        0        0    11395
TOWER FINANCIAL CORP           COM              891769101      218    25104 SH       SOLE                        0        0    25104
US BANCORP DEL                 COM NEW          902973304      997    34328 SH       SOLE                        0        0    34328
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703     1184    20655 SH       SOLE                        0        0    20655
VANGUARD ADMIRAL FDS INC       MIDCP 400 IDX    921932885      932    15467 SH       SOLE                        0        0    15467
VANGUARD ADMIRAL FDS INC       SMLCP 600 VAL    921932778      659    10741 SH       SOLE                        0        0    10741
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     4996    57200 SH       SOLE                        0        0    57200
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4278    52850 SH       SOLE                        0        0    52850
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    14419   172269 SH       SOLE                        0        0   172269
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      959    17828 SH       SOLE                        0        0    17828
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1930    32743 SH       SOLE                        0        0    32743
VANGUARD INDEX FDS             MID CAP ETF      922908629     5060    68019 SH       SOLE                        0        0    68019
VANGUARD INDEX FDS             REIT ETF         922908553     6246   106968 SH       SOLE                        0        0   106968
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413      895    15163 SH       SOLE                        0        0    15163
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3451    53151 SH       SOLE                        0        0    53151
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1365    20631 SH       SOLE                        0        0    20631
VANGUARD INDEX FDS             VALUE ETF        922908744     2820    52257 SH       SOLE                        0        0    52257
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     9369   233696 SH       SOLE                        0        0   233696
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1739    43905 SH       SOLE                        0        0    43905
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      607    14763 SH       SOLE                        0        0    14763
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866      484    10011 SH       SOLE                        0        0    10011
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870      836    10106 SH       SOLE                        0        0    10106
VANGUARD STAR FD               INTL STK IDXFD   921909768     2172    52367 SH       SOLE                        0        0    52367
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1583    51540 SH       SOLE                        0        0    51540
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2327    52685 SH       SOLE                        0        0    52685
VANGUARD WORLD FD              MEGA VALUE 300   921910840     3094    78894 SH       SOLE                        0        0    78894
WILLIAMS COS INC DEL           COM              969457100      358    12698 SH       SOLE                        0        0    12698